Other Current Liabilities	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Other Liabilities
NOTE 6 - OTHER CURRENT LIABILITIES:

	June 30, 2022	December 31, 2021

	U.S. dollars in thousands
Accrued vacation	3,566	3,464
Taxes payable	36	40
Accrued expenses- related party	142	142
Accrued expenses	2,513	2,977

	6,257	6,623